EQUITY ACCOUNTED INVESTMENTS - Equity Accounted Investments, Reconciliation (Details) - USD ($) $ in Millions	8 Months Ended	12 Months Ended
	Aug. 27, 2018	Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017	Sep. 30, 2018
Reconciliation Of Changes In Investments
Equity accounted investments, beginning of year	$ 19,761	$ 22,698	$ 19,761
GGP joint ventures acquired from business acquisition		0	10,829
Deconsolidation of pre-acquisition GGP equity interest		0	(8,345)
Additions		684	2,174
Disposals and return of capital distributions		(764)	(1,304)
Share of net earnings from equity accounted investments		1,969	947	$ 961
Distributions received		(470)	(518)
Foreign currency translation		127	(395)
Reclassification to assets held for sale		(189)	(567)
Impact of deconsolidation due to loss of control and other		50	3
Other comprehensive income and other		(1,857)	116
Equity accounted investments, end of year		20,764	22,698	19,761
Investments in joint ventures accounted for using equity method		20,428	21,853
GGP
Reconciliation Of Changes In Investments
Share of net earnings from equity accounted investments			(274)	$ 179
GGP
Reconciliation Of Changes In Investments
GGP joint ventures acquired from business acquisition	$ 10,829
Proportion of ownership interests/voting rights held by the partnership	34.00%
Investments in joint ventures accounted for using equity method					$ 7,843
Loss on disposal of investment accounted for under the equity method	$ (502)
BSREP III
Reconciliation Of Changes In Investments
Impact of deconsolidation due to loss of control and other		$ (1,434)	$ 0